Revenue from Contract with Customers (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customers [Abstract]
Schedule of Revenue from Contract with Customers

Revenue from contract with customers consist of the following for the year ended March 31, 2025, for the year ended March 31, 2024 and for the year ended March 31, 2023:

Disaggregated revenue information	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023
	(US$)	(US$)	(US$)
Types of services:
Subscription income	$14,305,443	$14,955,197	$13,930,887
Carriage/placement fees	6,585,138	5,410,248	3,406,204
Advertisement income	549,903	556,582	1,413,553
Device activation fees	151,728	151,960	257,540
Fiber use revenue	—	289,788	—
Consultancy services	1,093,855	—	—
Unbilled eevenue	441,852	—	—
Total revenue from customers	$23,127,919	$21,363,775	$19,008,184
Timing of revenue recognition
Services transferred over time	$23,127,919	$21,363,775	$19,008,184
Total	$23,127,919	$21,363,775	$19,008,184

Schedule of Information about Receivables, Contract Assets and Contract Liabilities

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)	(US$)
Receivables, which are included in ‘trade receivables, net	$3,352,455	$3,682,302	$1,831,724